Capital Stock - Additional Information (Detail)	Sep. 30, 2016 $ / shares shares	Jan. 08, 2016 shares	Dec. 31, 2015 Vote $ / shares shares	Dec. 31, 2014 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized | shares	100,000,000		100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001	$ 0.001
Number of votes per share | Vote			1
Convertible preferred stock, shares authorized | shares	10,000,000		10,000,000
Convertible preferred stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares authorized | shares	10,000,000		40,000	40,000
Convertible preferred stock, shares issued | shares	0	10,000	4,555	0
Convertible preferred stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001	$ 0.001
Convertible preferred stock, stated value (in dollars per share) | $ / shares	$ 1,000		$ 1,000